FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Short-term investments:
Investment in marketable securities	$ 13,919	$ 3,966
Fair Value, Inputs, Level 2 [Member] | U.S. Treasury [Member]
Short-term investments:
Investment in marketable securities	$ 23,629	$ 11,742